Contingencies and Commitments (Contingencies) (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended	3 Months Ended	0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012		Oct. 31, 2012	Sep. 30, 2012	Jul. 25, 2013	Feb. 13, 2014	Jul. 18, 2012
Contingencies:
Clients presence in number of countries	175
Non-U.S. Defined Benefit Pension Plans
Loss Contingencies
Pre-tax retirement-related obligation recorded	$ 217	[1]	$ 85	$ 247	[1]
Foreign Tax Authority | Brazil
Loss Contingencies
Income tax examination - Brazil, total potential liability	630
Litigation in United Kingdom regarding defined benefit plans (C Plan)
Loss Contingencies
Retirement age of employee under the C Plan						60 years
Retirement age of employee under the C Plan before modifications						63 years
Litigation in United Kingdom regarding defined benefit plans (C Plan) | Non-U.S. Defined Benefit Pension Plans
Loss Contingencies
Pre-tax retirement-related obligation recorded							162
Former IBM UK Defined Benefit Plan Participants | IBM United Kingdom Limited
Loss Contingencies
Claims pending	290
Civil enforcement action with the SEC
Loss Contingencies
Period for which reports are to be submitted to SEC and court on certain matters, including those relating to compliance with the FCPA								2 years
State of Indiana | Pending Litigation
Loss Contingencies
Amount of settlement to be (paid)/received									$ 50	$ 52

[1]

The 2014 Non-U.S. plans amount includes $148 million related to the IBM Spain pension litigation and the 2012 Non-U.S. plans amount includes $162 million related to the IBM UK pension litigation. See page 136 for additional information.